Debt instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Repurchase Agreements	R$ 61,802,969	R$ 60,633,943	R$ 76,211,049
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	16,924,556	19,251,597	19,470,624
Linked to judicial deposits and other guarantees	18,283,802	15,235,912	23,291,528
Total	R$ 97,011,327	R$ 95,121,452	R$ 118,973,201